S-K 1602, SPAC Registered Offerings	Jun. 23, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our business strategy is centered around the following three concepts:

Creative Transaction Sourcing:

We are committed to identifying unique and innovative approaches to sourcing potential transactions. Leveraging our management team’s extensive network, we aim to tap into a wide array of opportunities, ensuring a diverse and robust pipeline of business combination prospects. We intend to have a proactive and thematic sourcing strategy that will concentrate our efforts on companies where our management team’s leadership experience, relationships and expertise in capital markets can serve as catalysts for transformation. We intend to accelerate the growth and performance of any target company through strategic and operational improvements.

Leveraging Management Expertise:

We believe the collective experience and expertise of our management team will serve as an effective tool in consummating an initial business combination. With a strong background in finance, debt capital markets, corporate and securities law, and cross-border transactions, our management team intends to provide guidance to potential target businesses, helping them align with our strategic vision. Our management team members have held significant roles in various industries, including finance and technology, and have demonstrated their ability to lead and grow successful businesses. Certain of these industries (or subsets of these industries) are expected to have significant growth potential over the next several years based on various industry reports. We believe our management team’s wealth of knowledge will be instrumental in evaluating and enhancing the value of a target business.

Financial Market Insights:

We believe our management team’s understanding of financial markets, financing options and overall corporate strategy will position us to make an informed decision on the attractiveness of target businesses. We intend to utilize the knowledge of our management team to further support a target business in navigating complex financial landscapes. By utilizing our management team’s industry experience and relationships with key players in the financial sector, we believe we will be able to identify optimal financing structures and strategies to support the growth and success of a target business.

Competitive Strengths

Experienced Leadership:

Our management team brings significant experience in finance, debt capital markets, corporate and securities law, and cross-border transactions. Their leadership in various strategic roles underscores their ability to drive growth and optimize workflows.

Proven Track Record:

We believe the prior accomplishments of members of our management team in various sectors, including technology and financial services, provide us with a solid foundation to evaluate and enhance the value of potential target businesses.

Extensive Network:

Our management team members have cultivated a broad network of relationships across the global financial services industry, including with banks, asset managers, specialty finance companies, institutional investors, corporate issuers, investment banks and participants in the cross-border capital markets and digital financial services sectors. This network is expected to yield a diverse array of business combination opportunities, enhancing our ability to source and execute high-potential transactions. These relationships are pivotal in accessing proprietary deal flow and securing favorable terms for our acquisitions.

Strategic Market Insights:

We believe our management team’s understanding of financial markets, financing options and corporate strategy positions us to make informed and strategic decisions. By leveraging their market insights, we believe we will be able to identify optimal financing structures and strategies to support the growth and success of a target business.

Operational Expertise:

We believe the operational expertise of our management team, demonstrated through roles in leading organizations and successful ventures, equips us to provide substantial support to target businesses. Our management team’s ability to implement strategic and operational improvements is expected to be instrumental in driving growth and enhancing the performance of a target business. We believe the combined experience of our management team with public and private companies will allow them to offer valuable guidance and oversight.

Business Combination Criteria

In line with our business strategy, we have identified several general criteria that we believe are important in evaluating prospective target businesses. We expect these criteria to guide our evaluation process, but we may decide to pursue an initial business combination with a target that does not meet any or all these criteria. Our criteria include:

•        Substantial opportunity for growth following a business combination.    Favorable sector and market dynamics including large unmet demand, which may drive organic growth with additional opportunities for add-on acquisitions.

•        Leadership position.    Defensible or disruptive niche, differentiated technology, competitive advantages.

•        Track record of profitability.    Long-term sustainable cash flows.

•        Public company readiness.    Proven public-ready management team, corporate governance, and reporting policies.

•        Strong and qualified management team.    Teams with proven track records of driving revenue and value creation for shareholders.

•        Initial enterprise value.    Enterprise value of between $200 million – $2 billion, with readiness to grow.

•        Revenues.    Revenues of between $50 million – $500 million.

The criteria mentioned above are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general criteria as well as other considerations and factors that our management team may deem relevant.

Following the completion of this offering, we expect that our management team will engage with their network of relationships to articulate our initial business combination criteria and initiate a disciplined and thorough process of pursuing and evaluating prospective target businesses.

In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, as applicable and as we deem appropriate under the circumstances, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspection of facilities, as well as reviewing financial, operational, legal and other information which will be made available to us.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, $100,000,000 ($10.00 per unit), or $115,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $1,500,000 in the aggregate in underwriting discounts and commissions (or $1,612,500 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of this offering, an aggregate of $625,000 to pay fees and expenses in connection with the closing of this offering and $625,000 for working capital following the closing of this offering. The proceeds held in the trust account will initially be held in demand deposit or cash accounts or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the taxes payable and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or certain amendments to our charter or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering, except that our charter prohibits us from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination. Accordingly, subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of taxes payable and interest earned on the trust funds and released to us for working capital requirements), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from seeking redemption rights with respect to Excess Shares without our prior consent. Absent this provision, a public shareholder holding more than an aggregate of 15% of the shares sold in this offering could threaten to exercise its redemption rights if such holder’s shares are not purchased by us, our sponsor or our management at a premium to the then-current market price or on other undesirable terms.

However, we would not be restricting our shareholders’ ability to vote all of their shares (including Excess Shares) for or against our initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law and subject to disclosure to fellow directors: (i)  a director may be a party to, or otherwise interested in, any transaction or arrangement with us or in which we are or may otherwise be interested, and may be interested in another body corporate promoted by us or in which we are otherwise interested, including by serving as a director, secretary or officer of, or being employed by, or being a party to any transaction or arrangement with, or otherwise being interested in, that other body corporate, and (ii) upon making such disclosure, a director shall not, by reason only of his office, be accountable to us for any benefit that he derives from any such transaction or arrangement or from any such office or employment or from any interest in any such body corporate, and no such transaction or arrangement shall be liable to be avoided on the ground of any such interest or benefit. In addition, our amended and restated memorandum and articles of association provide that, unless his fellow directors determine otherwise, a director is not accountable to us for remuneration or other benefits received from any other company which is in the same group as us or which has common shareholdings. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Robert Enayati	Bel Air Law Firm, P.C.	Managing Attorney
Benjamin James	Webull Corporation	General Counsel
Natalie Torin	Curnon Consulting Ltd UK	Owner
[Yulin He]	[•]	[•]

Our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, it is likely that the founder shares and the private placement units will be worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the completion of our initial business combination, and the private placement units (including the underlying Class A ordinary shares) will not be transferable until after the completion of our initial business combination (except in each case with respect to permitted transferees as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units”).

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities). In the event that we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions or from an independent accounting firm that our initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Hoya Capital Holdings, Corp.	3,833,333 Class B ordinary shares	$25,000
Hoya Capital Holdings, Corp.	200,000 private placement units	$2,000,000
Hoya Capital Holdings, Corp.	Up to $300,000	Loan of the same amount to pay for expenses of this offering
Hoya Capital Holdings, Corp.	$10,000 per month	Office space and administrative services
Sponsor, officers, directors, initial shareholders or their affiliates

Undetermined amount of loans, which loans would be repaid only from funds held outside the trust account or from funds released to us upon completion of our initial business combination and of which up to $1,500,000 may be converted into private placement units, at a price of $10.00 per unit, at the option of the lender

		Additional loans to be made by our sponsor, officers, directors or their affiliates
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Additional Class A ordinary shares upon conversion of the Class B ordinary shares pursuant to the anti-dilution rights of the Class B ordinary shares

The Class B ordinary shares will automatically convert into non-redeemable Class A ordinary shares in connection with the consummation of our initial business combination or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold pursuant to this offering and related to the closing of the initial business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, approximately 33.33% of the number of shares sold in this offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination).

Sponsor, officers, directors, initial shareholders or their affiliates	Undetermined	Customary consulting and other services provided in connection with the consummation of our initial business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit, assuming no value is attributed to the warrants included in the units offered hereby or the private placement warrants, and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. The dilution calculation does not reflect the potential dilution that may occur upon the exercise of the warrants, which are exercisable only following the completion of our initial business combination and will be exercised only if they are in-the-money. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

For the purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed that (A) (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (B)(i) assumes the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the over-allotment option is exercised in full), (ii) 3,833,333 founder shares (up to 500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full), (iii) 275,000 private placement units, and (iv) no value is attributed to the rights included in the private placement units. The price per share in this offering will be deemed to be $10.00, which is determined by dividing the total proceeds of $100,000,000 from the sale of 10,000,000 units by the total number of Class A ordinary shares assumed to be outstanding upon closing. The foregoing calculation assumes no value is attributed to the warrants included in the units offered hereby or the private placement warrants. Further, the issuance of additional ordinary shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

Full exercise of over- allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.17	6.60	5.71	4.08	0.17
Pro forma net tangible book value per share after this offering	7.15	6.58	5.69	4.06	0.15
Dilution to public shareholders	$2.85	$3.42	$4.31	$5.94	$9.85
Percentage of dilution to public shareholders	28.50%	34.20%	43.10%	59.40%	98.50%
No exercise of over- allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.15	6.59	5.69	4.06	0.17
Pro forma net tangible book value per share after this offering	7.13	6.57	5.67	4.04	0.15
Dilution to public shareholders	$2.87	$3.43	$4.33	$5.96	$9.85
Percentage of dilution to public shareholders	28.70%	34.30%	43.30%	59.60%	98.50%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $100,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or stockholders meeting, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes), divided by the number of shares of ordinary shares sold in this offering.

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)	$(71,276)
Net proceeds from this offering and the sale of private placement units(1)	$100,625,000	$115,625,000	$100,625,000	$115,625,000	$100,625,000	$115,625,000	$100,625,000	$115,625,000	$100,625,000	$115,625,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering	79,327	79,327	79,327	79,327	79,327	79,327	79,327	79,327	79,327	79,327
Deferred Underwriting Discount	(3,500,000)	(4,025,000)	(2,625,000)	(3,018,750)	(1,750,000)	(2,012,500)	(875,000)	(1,006,250)	—	—
Less: Over-allotment liability(2)	(78,800)	—	(78,800)	—	(78,800)	—	(78,800)	—	(78,800)	—
Less: Amounts paid for redemptions(3)	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
Total	$97,054,251	$111,608,051	$72,929,251	$83,864,301	$48,804,251	$56,120,551	$24,679,251	$28,376,801	$554,251	$633,051
Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Less: shares forfeited	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Ordinary shares included in the private placement units	275,000	286,250	275,000	286,250	275,000	286,250	275,000	286,250	275,000	286,250
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Total	13,608,333	15,619,583	11,108,333	12,744,583	8,608,333	9,869,583	6,108,333	6,994,583	3,608,333	4,119,583

____________

(1)      Expenses deducted from the gross proceeds include offering expenses of approximately $625,000 and underwriting commissions of $1,500,000 (or $1,612,500 if the over-allotment option is exercised in full). See “Use of Proceeds.”

(2)      Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriter to purchase an aggregate of up to 1,500,000 additional units at the initial public offering price less the underwriting commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and will be accounted for as a liability pursuant to ASC 480.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct repurchases in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or any of their respective affiliates may purchase public shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our public shares prior to the completion of our initial business combination, the number of public shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Shares.”

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates, as of June 10, 2026, the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 10, 2026
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.15	$6.58	$3.42	$5.69	$4.31	$4.06	$5.94	$0.15	$9.85
Assuming No Exercise of Over-Allotment Option
$7.13	$6.57	$3.43	$5.67	$4.33	$4.04	$5.96	$0.15	$9.85

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 15 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination.